Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2025
Payables and Accruals [Abstract]
Accrued Expenses and Other Current Liabilities
9. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	December 31
	2024	2025
	US$	US$
Wages and bonus	45,478	65,718
Dividends	51,365	51,298
License fees and royalties	9,739	12,801
Research and development payable	10,733	14,996
Fixture	1,450	3,558
Lease liabilities – current portion	2,528	2,586
Equipment	2,308	4,218
Professional fees	11,316	6,484
Contract liabilities	5,032	82,117
Construction payment due	2,373	6,610
Others	20,334	25,954

	162,656	276,340

Contract liabilities are comprised of deferred revenue and reflect the Company’s obligation to transfer goods or services primarily to a customer for which the Company has received consideration. The amount of revenue recognized during the year ended December 31, 2025, that was included in deferred revenue balance at December 31, 2024 was not material.
As of the end of the reporting period, certain performance obligations associated with contracts remain unsatisfied or only partially satisfied. The Company has elected the practical expedient and does not disclose the value of unsatisfied performance obligations for contracts with an original expected duration of one year or less.